Jun. 01, 2018
KraneShares FTSE Emerging Markets Plus ETF
KraneShares FTSE Emerging Markets Plus ETF (the “Fund”)

KRANE SHARES TRUST

KraneShares FTSE Emerging Markets Plus ETF (the “Fund”)

Supplement dated June 1, 2018 to the currently effective Summary Prospectus and

Statutory Prospectus, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about August 1, 2018, the Fund’s underlying index will change from the FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index to the MSCI China All Shares Index. Accordingly, the following changes to the Prospectuses will become effective as of or about August 1, 2018:

●	All references to the KraneShares FTSE Emerging Markets Plus ETF are replaced with KraneShares MSCI China All Shares Index ETF.

●	In the Fund Summary section of the Prospectuses, the disclosure included under the “Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares MSCI China All Shares Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China All Shares Index (the “Underlying Index”).

●	In the Fund Summary section of the Prospectuses, the first, second, sixth and eighth paragraphs under the “Principal Investment Strategies of the Fund” heading are deleted in their entirety and replaced with the following, respectively:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index and depositary receipts, including American depositary receipts (“ADRs”), representing such components. The Underlying Index is a free float adjusted market capitalization weighted index designed to track the performance of Chinese exchange-listed equity securities. The securities eligible for inclusion in the Underlying Index include all types of publicly issued shares of Chinese issuers, such as A-Shares, B-Shares, H-Shares, P-Chips, Red Chips and S-Chips, which are described below. The issuers included in the Underlying Index may include small-cap, mid-cap and large-cap companies.

To determine the investable universe of Chinese equity securities for the Underlying Index, the index provider, MSCI, Inc. (“Index Provider”), applies investibility screens to individual companies and securities based on the MSCI Global Investable Market Indexes Methodology, along with MSCI’s investability and minimum size criteria for emerging markets.

As of April 30, 2018, the Underlying Index included approximately 637 securities of companies with a market capitalization range of approximately $393 million to $283.9 billion and an average market capitalization of approximately $4.36 billion. The Underlying Index is rebalanced quarterly. The Underlying Index is provided by MSCI Inc. (the “Index Provider”). The Index Provider is independent of the Fund and Krane.

To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of April 30, 2018, issuers in the information technology sector (27.27%) and financials sector (24.84%) represented significant portions of the Underlying Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.